  As filed with the Securities and Exchange Commission on February 23, 1998.

                                   Securities Act Registration No. 333-43945
                                   Investment Company Act file No. 811-08601


--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-1A

                       ---------------------------------

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
                         PRE-EFFECTIVE AMENDMENT NO. 1              [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                AMENDMENT NO. 1                         [X]
                       ---------------------------------

                             PAPP FOCUS FUND, INC.
                                 (Registrant)
                            4400 North 32nd Street
                                  Suite #280
                            Phoenix, Arizona  85018
                        Telephone number:  602/956-1115

                       ---------------------------------

     Robert L. Mueller                         Janet D. Olsen
     Papp Focus Fund, Inc.                     Bell, Boyd & Lloyd
     4400 North 32nd Street, #280              70 West Madison Street
     Phoenix, Arizona  85018                   Suite #3300
                                               Chicago, Illinois  60602

                             (Agents for service)


Approximate date of proposed public offering: As soon as practicable after effectiveness of the registration statement.


Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.
    -----------------------------------------------------------------------

                             Papp Focus Fund, Inc.
         Cross-reference sheet pursuant to rule 495(a) of Regulation C
                              Part A (Prospectus)

Item                                      Location or Caption*
----                                      -------------------
1(a) & (b)                                Front Cover

2(a)                                      Fund Expenses
 (b) - (c)                                Not Applicable

3(a)                                      Not Applicable
 (b)                                      Not Applicable
 (c)                                      Other Information
 (d)                                      Not Applicable

4(a)(i)                                   The Fund
    (ii)                                  Front Cover
                                          Investment Objective
                                          Investment Methods
 (b)                                      Investment Restrictions
 (c)                                      Risk Factors

5(a)                                      Management of the Fund
 (b)                                      Management of the Fund
                                          Investment Adviser
 (c)                                      Investment Adviser
 (d)                                      Not Applicable
 (e)                                      Final Page
 (f)                                      Fund Expenses; Investment Advisory Agreement
 (g)                                      Not Applicable

5A                                        Not Applicable

6(a)                                      The Fund
 (b) - (d)                                Not Applicable
 (e)                                      The Fund
 (f)                                      Distributions
 (g)                                      Federal Income Tax
 (h)                                      Not Applicable

7                                         Purchasing Shares
 (a)                                      Not Applicable
 (b)                                      Determination of Net Asset Value
                                          Purchasing Shares
 (c)                                      Not Applicable
 (d)                                      Front Cover
 (e) & (f)                                Not Applicable

8(a)                                      Redeeming Shares
 (b)                                      Purchasing Shares
 (c) & (d)                                Redeeming Shares

9                                         Not Applicable

                   Part B (Additional Information Statement)



Item                 Location or Caption*
----                 -------------------

10(a) & (b)          Front Cover

11                   Front Cover

12                   Not Applicable

13(a) - (c)          Investment Policies and Restrictions
  (d)                Investment Methods (in the prospectus)
                     Portfolio Transactions

14(a) & (b)          Directors and Officers
                     Management of the Fund (in the prospectus)
  (c) (1)            Directors and Officers
  (c) (2)            Not Applicable

15(a) - (c)          Management of the Fund

16(a) & (b)          Investment Adviser
  (c) - (g)          Not Applicable
  (h)                Final page of prospectus
  (i)                Transfer Agent

17(a)                Portfolio Transactions
  (b)                Not Applicable
  (c) - (e)          Portfolio Transactions
                     Not Applicable

18(a) & (b)          Not Applicable

19(a)                Purchasing and Redeeming Shares
  (b)                Purchasing and Redeeming Shares; Additional
                           Information
  (c)                Purchasing and Redeeming Shares

20                   Additional Tax Information

21                   Not Applicable

22(a)                Not Applicable
  (b)(i)             Performance Information
  (ii) & (iii)       Not Applicable
  (iv)               Performance Information

23                   Additional Information

------------
* References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

[LOGO]

                                                                 Prospectus
                                                          February 27, 1998
                             PAPP FOCUS FUND, INC.


                       4400 North 32nd Street, Suite 280
                            Phoenix, Arizona 85018
                                 (602)956-1115
                                 (800)421-4004

                           Email: invest@roypapp.com
                       Internet: http://www.roypapp.com


                Investment Objective: Long-Term Capital Growth

     The Fund is a non-diversified investment company. It intends to make substantial investments in a relatively small number of companies, all selected for the possibility of long-term capital growth (see Investment Methods and Risk Factors).

                            - Minimum Investment -

           Initial Purchase                                  $ 5,000
           Subsequent Purchases and
           Individual Retirement Accounts (IRAs)             $ 1,000


                         No sales or redemption charges
                             (A pure no-load fund)

This prospectus sets forth concisely information a prospective investor should know before investing in Papp Focus Fund, Inc. (the "Fund"). Please retain it
for future reference.   A Statement of Additional Information regarding the Fund
dated the date of this prospectus has been filed with the Securities and Exchange Commission and (together with any supplement to it) is incorporated by reference. The Statement of Additional Information may be obtained at no charge by writing or telephoning the Fund at its address or telephone number shown above. You may also obtain the Statement of Additional Information and other information that has been electronically filed from the Securities and Exchange Commission Internet web site: http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Table of Contents
                               -----------------

                                             Page

          Fund Expenses                        3

          Investment Objective                 4

          Investment Methods                   4

          Risk Factors                         5

          Investment Restrictions              5

          Purchasing Shares                    6

          Redeeming Shares                     6

          Determination of Net Asset Value     7

          Management of the Fund               8

          Investment Adviser                   9

          Distributions                       10

          Federal Income Tax                  10

          The Fund                            10

Fund Expenses
-------------

The following table illustrates all expenses and fees that a shareholder of the Fund will bear, directly or indirectly.

                        Shareholder Transaction Expenses

     Maximum Sales Load Imposed on Purchases........................ None
     Maximum Sales Load Imposed on Reinvested Dividends............. None
     Deferred Sales Load............................................ None
     Redemption Fees................................................ None
     Exchange Fees.................................................. None

                         Annual Fund Operating Expenses
                  (as percentages of average daily net assets)

     Management Fee................................................. 1.0%
     12b-1 Fees..................................................... None
     Other Expenses (after any expense reimbursement)............... 0.25%
                                                                     -----
     Total Fund Operating Expenses (after any expense
     reimbursement)................................................. 1.25%

Note: In the absence of an operating history, the amount shown for "other expenses" is the maximum amount that may be incurred by the Fund, since the investment adviser has obligated itself to reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The investment adviser has agreed to pay all organizational expenses, and such expenses will not be reimbursed by the Fund. Absent that expense limitation, other expenses and total Fund operating expenses for the Fund's initial fiscal year are estimated to be approximately 1.50% and 2.50%, respectively.

Example:

The investor would pay the following expenses on a $1,000 investment in the Fund assuming (1) a 5% annual rate of return, (2) continuance of the operating expense percentage shown in the table above, (3) reinvestment of all distributions to shareholders, and (4) redemption at the end of each period.

                    One Year         Three Years
                    --------         -----------
                     $12.50             $41.00

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Investment Objective
--------------------

     The Fund's investment objective is long-term capital growth. The Fund's investment objective is a fundamental policy that may not be changed without shareholder approval.

Investment Methods
------------------

     As a non-diversified investment company, the Fund invests in a relatively small number of companies selected for the possibility of long-term capital growth. The Fund seeks to purchase the shares of companies that it regards as having excellent prospects for capital appreciation (measured on an overall basis by such considerations as earnings growth over extended periods of time, long-term dividend growth, above-average profitability created through operating efficiency rather than financial leverage, and cash flows that appear to confirm the sustainability of growth) at a price, relative to the market as a whole, that does not fully reflect the superiority of a particular company. The production of current income is not a determinative factor in the selection of portfolio securities, and the Fund is not designed for investors seeking income rather than capital appreciation. Investments are not limited by ratings or other external criteria of quality, and investments may vary in quality measured by such criteria, and may include speculative securities. Once purchased, the shares of such companies are ordinarily retained so long as the investment adviser believes that the prospects for appreciation continue to be favorable and that the securities are not overvalued in the marketplace. Accordingly, although the Fund's annual portfolio turnover rate will vary from year to year, it is not expected to exceed 25% under normal market conditions.

     The Fund is a non-diversified investment company. As such, it intends to make substantial investments in a relatively small number of companies. While there is no limitation on the number of stocks it may own, it is expected that under normal market conditions the Fund will own 16 or fewer securities (other than cash equivalents and U.S. Government securities).

     The Fund may invest a maximum of 30% of its common stock assets (valued at the time of each investment) in common stocks of foreign domiciled companies provided that they are traded, either directly or in the form of American Depository Receipts (ADRs), on a United States stock exchange or in the Nasdaq Stock Market.

     As a non-diversified fund, Papp Focus Fund is not limited under the Investment Company Act of 1940 in the percentage of its assets that it may invest in any one issuer. However, the Fund intends to comply with the diversification standards applicable to regulated investment companies under the Internal Revenue Code of 1986. In order to meet those standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of the Fund's total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which the Fund's investment in an issuer does not exceed 5% of the value of the Fund's total assets (valued at the time of investment); and (b) not more than 25% of its total assets (valued at the time of investment) may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Under normal market conditions, substantially all of the Fund's assets are invested in common stocks, other than cash and cash equivalents anticipated to be needed for payment of the Fund's obligations. However, if a temporary defensive position should be considered by the investment adviser to be advisable in view of market conditions, the Fund may hold cash and may invest up to 100% of its assets in United States government, agency and instrumentality obligations, and in other domestic debt rated in one of the two highest grades by one or more of the nationally recognized statistical ratings organizations or, if unrated, believed by the investment adviser to be comparable in quality, are readily salable, and mature or are redeemable by the Fund not more than one year from the time of investment.

Risk Factors
------------

     While the Fund's investment adviser believes that a strategy of investing in a limited number of securities has the potential for higher total returns than an investment strategy of investing in a larger number of securities, this may increase the volatility of the Fund's investment performance. Also, if the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it might have had it invested in a larger number of securities.

     Investment in foreign business interests (either in United States enterprises with substantial international activities, or in shares, or ADRs for shares, of foreign companies), may be riskier in some ways than domestic investment because of possibilities of: foreign controls over currency exchange; restrictions on monetary repatriation; oppressive regulation; differing tax systems among countries, with differing consequences to portfolio companies; heavy or confiscatory taxation; less liquidity and more price volatility of some foreign securities and ADRs; less governmental supervision of issuers of securities; limited publicly available corporate information; varying accounting, auditing and financial reporting standards and financial statements among countries; difficulties in obtaining legal recourse and enforcing judgments abroad; nationalization or expropriation of assets; and political, economic or social instability. Also, risk may be increased to the extent of commitments by portfolio companies in developing countries, contrasted with developed countries.

     The Fund is not intended to present a balanced investment program. It is not intended to be a vehicle for short-term trading, but is intended for investment for the long-term. The securities in which the Fund invests are subject to the risks inherent in the respective portfolio companies and to market fluctuations, and there can be no assurance that the Fund will achieve its investment objective.

Investment Restrictions
-----------------------

 The Fund will not:

     1. Acquire securities of any one issuer that at time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     2. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry.

These restrictions cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act. All of the Fund's investment restrictions are set forth in the Statement of Additional Information.

Purchasing Shares (see New Account Purchase Application accompanying this
-----------------
prospectus)

     Shares of the Fund are purchased at the net asset value per share next determined after receipt of the purchase order, as described under "Determination of Net Asset Value." There are no sales commissions or underwriting discounts. The minimum initial investment is $5,000, except for Individual Retirement Accounts (IRAs) where the minimum is $1,000. Minimum subsequent investments in all cases are $1,000, excluding reinvestments of dividends and capital gains distributions.

     To make an initial purchase of shares, complete and sign the New Account Purchase Application and mail it, together with a check for the total purchase price, to Papp Focus Fund, Inc., 4400 North 32nd Street, Suite 280, Phoenix, AZ 85018. The purchase price is the net asset value per share as described under "Determination of Net Asset Value."

     Each investment in shares of the Fund, including dividends and capital gains distributions reinvested in Fund shares, is acknowledged by a statement showing the number of shares purchased, the net asset value at which the shares are purchased, and the new balance of Fund shares owned. The Fund does not issue stock certificates for the shares purchased. All full and fractional shares will be carried on the books of the Fund without the issuance of certificates.

     The Fund may from time to time authorize certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent.
For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent. Charges imposed by the authorized agent, if any, could constitute a significant portion of a smaller account, and might not be in a shareholder's best interest. Shares of the Fund may be purchased or redeemed directly from the Fund without imposition of any charges other than those described in the prospectus.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder services provided by such company with respect to Fund shares held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. Those fees are paid by the Adviser.

     The Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

Redeeming Shares
----------------

     The Fund will redeem all or any part of shares owned upon written request delivered to the Fund at 4400 North 32nd Street, Suite 280, Phoenix, AZ 85018. The redemption request must:

     (1) specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

     (2) be signed by all owners exactly as their names appear on the account;
     and

     (3) include a signature guarantee from an "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions (if authorized by applicable state law), national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor institution.

     In the case of shares registered in the name of a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished. In the case of a trust or a partnership, the redemption request must be signed in the name of the trust or partnership by a trustee or general partner, and must include a signature guarantee. If the trustee or general partner is not named in the account registration, the redemption request must also include evidence of the trustee's or general partner's appointment as such (for example, a certified copy of the partnership or trust instrument). Under certain circumstances, before the shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem. Call 1-800-421-4004 before submitting a redemption request if you have any questions about the documents required.

     The redemption price per share is net asset value determined as described under "Determination of Net Asset Value." There is no redemption charge if shares are redeemed directly by the Fund. See "Purchasing Shares" for information on charges that may be imposed by dealers. The redemption value of the shares may be more or less than the cost, depending upon the value of the Fund's portfolio securities at the time of redemption. If the net asset value of the shares in an account is less than $1,000 as a result of previous redemptions and not market price declines, the Fund may notify the registered holder that unless the account value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the registered holder.

     Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in good order. However, if shares are redeemed immediately after they are purchased, the Fund may delay paying the redemption proceeds only until the shareholder's check for the purchase price has been cleared, which may take up to 15 days. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Determination of Net Asset Value
--------------------------------

     For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are also valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

     The net asset value of a share of the Fund is determined as of the close of regular session trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading, by dividing the market value of the Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent.

Management of the Fund
----------------------

     The board of directors has overall responsibility for the conduct of the Fund's affairs. The directors of the Fund, including those directors who are also officers, and their principal business activities during the past five years, are:

     L. Roy Papp, Chairman and director. Age 70.
     Partner, L. Roy Papp & Associates (investment manager).

     Harry A. Papp, CFA, President and director. Age 43.
     Partner, L. Roy Papp & Associates.

     Robert L. Mueller, Vice President, Secretary and director. Age 69. Partner, L. Roy Papp & Associates.

     Rosellen C. Papp, CFA, Vice President, Treasurer and director. Age 43. Partner, L. Roy Papp & Associates.

     Bruce C. Williams, CFA, Vice President and director. Age 44.
     Partner, L. Roy Papp & Associates.

     James K. Ballinger, director. Age 48. The Director of the Phoenix Art
     Museum.

     Amy S. Clague, director. Age 65. Partner, Boyd and Clague (bookkeeping services for small companies).

     Carolyn P. O'Malley, director. Age 50. The Director of the Desert Botanical Garden since 1994. Prior thereto, Assistant Director of the Garden and Director of Public Relations of The Volunteer Center of Maricopa County, Phoenix, Arizona.

     Each of the following is an "interested person" of the Fund (as defined in the Investment Company Act): L. Roy Papp as an officer of the Fund and a partner of its investment adviser, L. Roy Papp & Associates; Harry A. Papp and Rosellen
C. Papp, as officers of the Fund, partners of the investment adviser and as the son and daughter-in-law, respectively, of L. Roy Papp; Robert L. Mueller and Bruce C. Williams as partners of the investment adviser and as officers of the Fund. All but Mrs. Clague, Mr. Ballinger, and Mrs. O'Malley are also personnel of the investment adviser.

     The address of Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller, Bruce
C. Williams, and Ms. Rosellen C. Papp, is 4400 North 32nd Street - Suite 280, Phoenix, Arizona 85018; the address of Mr. Ballinger is 1625 North Central Avenue, Phoenix, Arizona 85004; the address of Mrs. Clague is 326 East Kaler Drive, Phoenix, Arizona 85020; and the address of Mrs. O'Malley is 1201 N. Galvin Parkway, Phoenix, Arizona 85008.

     L. Roy Papp, Harry A. Papp, and Robert L. Mueller are the members of the executive committee, which has authority during intervals between meetings of the board of directors to exercise the powers of the Board, with certain exceptions. Directors not affiliated with the investment adviser and not officers of the Fund receive from the Fund an attendance fee of $100 for each meeting of the board of directors attended.

     The following are Vice Presidents of the Fund: George D. Clark, Jr., Jeffrey N. Edwards, Robert L. Hawley and Victoria S. Cavallero. Julie A. Hein is Vice President and Assistant Treasurer and Barbara D. Perleberg is Assistant Secretary of the Fund. Mr. Clark has been a partner or associate of L. Roy Papp & Associates since 1987. Mr. Edwards has been a partner or associate of L. Roy Papp & Associates since 1987. Ms. Cavallero has been a partner or associate of
L. Roy Papp & Associates since 1987. Mr. Hawley has been a partner or associate of L. Roy Papp & Associates since 1993. Ms. Hein has been a partner or associate of L. Roy Papp & Associates since 1989. Ms. Perleberg has been an associate of
L. Roy Papp & Associates since 1993. The address of all of the officers is L. Roy Papp & Associates, 4400 North 32nd Street, Suite 280, Phoenix, Arizona 85018.

Investment Adviser
------------------

     L. Roy Papp & Associates serves as investment adviser to the Fund. L. Roy Papp and Rosellen C. Papp, partners of that firm, manage the portfolio of the Fund. Except for two years when he was United States director of, and ambassador to, the Asian Development Bank, Manila, Philippines, Mr. Papp has been in the money management field since 1955. He has been either sole proprietor of or a partner of L. Roy Papp & Associates since 1978. Rosellen C. Papp has been the Director of Research of L. Roy Papp & Associates since 1981.

     The firm of L. Roy Papp & Associates is also investment adviser to individuals, trusts, retirement plans, endowments, and foundations. Assets under management exceed $1 billion. The firm also acts as investment adviser to The L. Roy Papp Stock Fund, Inc. which commenced operations in 1989 and whose assets approximate $80 million, Papp America-Abroad Fund, Inc. which commenced operations in 1991 and whose assets approximate $290 million, and Papp America-Pacific Rim Fund, Inc. which commenced operations in 1997 and whose assets approximate $14 million.

     Subject to the overall authority of the Fund's board of directors, the adviser furnishes continuous investment supervision and management to the Fund under an investment advisory agreement.

     The investment adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 1% of the Fund's net assets. On days for which the values of the Fund's net assets are not determined, the fee is accrued on the most recently determined net assets adjusted for subsequent daily income and expense accruals. The adviser has obligated itself to reimburse the Fund to the extent the Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.25% of its average daily net asset value in such year.

     Under the agreement, the investment adviser furnishes at its own expense office space to the Fund and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The investment adviser also pays all expenses of marketing shares of the Fund, all expenses in determination of daily price computations, placement of securities orders and related bookkeeping.

     The Fund pays all expenses incident to its operations and business not specifically assumed by the investment adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act and registration of its shares under the Securities Act of 1933; and complying with the securities laws of certain states.

Distributions
-------------

     The Fund intends to distribute to shareholders substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities.

     Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Federal Income Tax
------------------

     The Fund intends to qualify to be taxed as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

     Each shareholder is advised annually of the source or sources of distributions for federal income tax purposes. A shareholder who is not subject to federal income taxation will not be required to pay tax on distributions received.

     If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis. If shares are redeemed within six months, any loss on the sale of those shares would be long-term capital loss to the extent of any distributions of long-term capital gains that the shareholder has received on those shares.

     If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% ("backup withholding") from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income. These certifications are contained in the New Account Purchase Application which should be completed and returned to the Fund when the initial investment is made.

The Fund
--------

     The Fund was incorporated in Maryland on December 17, 1997 and commenced operations as an open-end non-diversified management investment company on the date of this prospectus. Each share of capital stock, $.01 par value, is entitled to share pro rata in any dividends and other distributions on shares declared by the board of directors, to one vote per share in elections of directors and other matters presented to shareholders, and to equal rights per share in the event of liquidation.

     The Fund issues annual reports to shareholders containing financial statements audited by its independent auditors, Arthur Andersen LLP. The Fund also issues interim quarterly reports containing lists of securities owned by the Fund.

     The Fund may provide information about its total return and average annual total return in letters to shareholders or in sales materials. Total return is the percentage change in value during the period of an investment in the Fund, including the value of shares acquired through reinvestment of all dividend and capital gains distributions. Average annual total return is the average annual compounded rate of change in value represented by the total return for the period. Performance quotations for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. The Fund's performance may also be compared to various indices. See the Statement of Additional Information for a more complete explanation.

     All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

     According to the law of Maryland, under which the Fund is incorporated, and the Fund's bylaws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover.

     The Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

                             Papp Focus Fund, Inc.
                             (a pure no-load fund)





                    Investment Adviser
                         L. Roy Papp & Associates
                         4400 North 32nd Street
                         Suite 280
                         Phoenix, AZ 85018
                         Telephone: (602) 956-0980

                    Custodian
                         Founders Bank of Arizona
                         7335 E. Doubletree Ranch Rd.
                         Scottsdale, AZ 85258

                    Transfer and Dividend Disbursing Agent
                         L. Roy Papp & Associates
                         4400 North 32nd Street
                         Suite 280
                         Phoenix, AZ 85018

                    Independent Auditors
                         Arthur Andersen LLP
                         Two North Central Avenue
                         Phoenix, AZ 85004

                    Legal Counsel
                         Bell, Boyd & Lloyd
                         70 West Madison Street
                         Chicago, IL 60602

[LOGO APPEARS HERE]

                             PAPP FOCUS FUND, INC.



                      Statement of Additional Information
                      -----------------------------------

                            February 27, 1998



                      4400 North 32nd Street - Suite #280
                            Phoenix, Arizona  85018
                                (602) 956-1115
                                (800) 421-4004

                          Email:  invest@roypapp.com
                       Internet:  http://www.roypapp.com

                       ________________________________

                               Table of Contents

                   Additional Information................  1
                   Investment Policies and Restrictions..  2
                   Investment Adviser....................  3
                   Directors and Officers................  4
                   Performance Information...............  4
                   Purchasing and Redeeming Shares.......  5
                   Additional Tax Information............  5
                   Portfolio Transactions................  5
                   Custodian.............................  6
                   Transfer Agent........................  7
                   Independent Auditors Report...........  8
                   Statement of Assets and Liabilities...  9


                        _______________________________

Additional Information
----------------------

          This Statement of Additional Information is not a prospectus, but provides information that should be read in conjunction with the Fund's prospectus dated February 27, 1998 and any supplement thereto.

          The prospectus may be obtained from the Fund at no charge by writing or telephoning the Fund at its address or telephone number shown above. If you have access to the Internet, you may also obtain the prospectus by visiting our web site (http://www.roypapp.com).

Investment Policies and Restrictions
------------------------------------

          The Fund's investment objective is stated in the prospectus on the front cover and under "Investment Objective." The manner in which the Fund pursues its investment objective is discussed in the prospectus under the captions "Investment Methods" and "Risk Factors." The investment restrictions are set forth in full immediately below.

    The Fund will not:

          1.  Acquire securities of any one issuer that at time of investment
          (a) represent more than 10% of the voting securities of the issuer or
          (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

          2. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

          3. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

          4. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

          5.  Purchase or sell commodities, commodity contracts or options;

          6.  Make margin purchases or short sales of securities;

          7. Invest in companies for the purpose of management or the exercise of control;

          8. Make loans (but this restriction shall not prevent the Fund from investing in debt securities);

          9. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Restrictions 1 through 9 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

     The Fund will not:

          a. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

          b. Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;

          c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund];


Investment Adviser
------------------

          Information on the Fund's investment adviser, L. Roy Papp & Associates, is set forth in the prospectus under "Management of the Fund" and "Investment Adviser," and is incorporated herein by reference.

          The adviser is an Arizona general partnership owned and controlled by its partners, of whom there were 10 at the date of this Statement of Additional
Information: L. Roy Papp, Harry A. Papp, Robert L. Mueller, Rosellen C. Papp, Bruce C. Williams, George D. Clark, Jr., Jeffrey N. Edwards, Robert L. Hawley, Victoria S. Cavallero, and Julie A. Hein.

          The Advisory Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

          The Advisory Agreement expires on September 24, 1999, but may be continued from year to year only so long as the continuance is approved annually
(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Directors and Officers
----------------------

          Information about the directors and officers of the Fund and their principal business activities during the past five years is set forth in the prospectus under "Management of the Fund", and is incorporated herein by reference.

          All of the directors, except James K. Ballinger, Amy S. Clague, and Carolyn P. O'Malley are partners of L. Roy Papp & Associates, the Fund's investment adviser, and serve without any compensation from the Fund. The following table sets forth compensation expected to be paid by the Fund and by all of the Papp Funds (the Fund, The L. Roy Papp Stock Fund, Papp America-Abroad Fund, and Papp America-Pacific Rim Fund) to Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley during the fiscal year ending December 31, 1998. Neither the Fund nor any of the Papp funds has any pension or retirement plan.


                                                                     Estimated Total Compensation from the
                                Estimated Aggregate                  Fund, The L. Roy Papp Stock Fund, Papp
                                  Compensation                       America-Abroad Fund and Papp America-
Name of Director                  From the Fund                      Pacific Rim Fund Paid to Directors
-----------------               --------------------                ----------------------------------------
James K. Ballinger                   $400.00                                       $6400.00
Amy S. Clague                        $400.00                                       $6400.00
Carolyn P. O'Malley                  $400.00                                       $ 800.00


At the date of this Statement of Additional Information, L. Roy Papp, who provided the Fund's organizational capital, owned 100% of the Fund's outstanding common stock and therefore controlled the Fund.

Performance Information
-----------------------

          From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

          Average Annual Total Return is computed as follows:
                         ERV = P(1 + T)/n/

          Where:  P = the amount of an assumed initial investment in Fund shares
                         T = average annual total return
                         n = number of years from initial investment to the end
                             of the period
                       ERV = ending redeemable value of shares held at the end
                             of the period

          The Fund imposes no sales charge and pays no distribution expenses. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

          In advertising and sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Inc., Morningstar, Inc., or that of another service.

Purchasing and Redeeming Shares
-------------------------------

          Purchases and redemptions are discussed in the Fund's prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

          The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading, which regularly is every day except Saturday and Sunday. However, that Exchange is also closed on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and if one of those holidays should fall on a Saturday or a Sunday, on the preceding Friday or the following Monday, respectively. Net asset value will not be computed on the days of observance of those holidays, unless, in the judgment of the board of directors, it should be determined on any such day, in which case the determination will be made as of 1:00 p.m., Phoenix time.

          The Fund has elected to be governed by rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Redemptions in excess of the above amount will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

          Redemptions will be made at net asset value. See "Determination of Net Asset Value" in the prospectus, which information is incorporated herein by reference.

Additional Tax Information
-------------------------

          See "Federal Income Tax" in the prospectus. All that information is incorporated herein by reference.

Portfolio Transactions
----------------------

          The Fund expects that its annual portfolio turnover rate will not exceed 25% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in common stocks. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

          The investment adviser places portfolio transactions of the Fund with those securities brokers and dealers that it believes will provide the best value in transaction and research services for the Fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, some involve research services as well.

          In valuing brokerage services, the investment adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission considered alone) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

     In valuing research services, the investment adviser makes a judgment of the usefulness of research and other information provided by a broker to the investment adviser in managing the Fund's investment portfolio. The information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker. The extent, if any, to which the obtaining of such information may reduce the expenses of the adviser in providing management services to the Fund is not determinable. In addition, it is understood by the Board of Directors that other clients of the investment adviser might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from information obtained by the investment adviser in performing services to others.

     The reasonableness of brokerage commissions paid by the Fund in relation to transaction and research services received is evaluated by the staff of the investment adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Fund's portfolio transactions are reviewed periodically by the Board of Directors.

     Transactions of the Fund in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

     Subject to the overriding objective of seeking the best value in transaction and research services for the Fund, the adviser may select those brokers and dealers who have made recommendations resulting in sales of Fund shares.

     Although investment decisions for the Fund are made independently from those for other investment advisory clients of L. Roy Papp & Associates, it may develop that the same investment decision is made for both the Fund and one or more other advisory clients. If both the Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

Custodian
---------

     Founders Bank of Arizona, 7335 E. Doubletree Ranch Road, Scottsdale, AZ 85258, is the custodian for the Fund. It is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by authorized persons of the Fund. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Fund has authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Fund may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent
--------------

     L. Roy Papp & Associates, the investment adviser to the Fund, also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, L. Roy Papp & Associates is responsible for administering and performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions, for performing shareholder account administration agent functions in connection with the issuance, transfer and redemption of the Fund's shares, and maintaining necessary records in accordance with applicable laws, rules and regulations.

     For its services L. Roy Papp & Associates receives from the Fund a monthly fee of $.75 for each shareholder account of the Fund, $.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of shares of the Fund. The Board of Directors of the Fund has determined the charges by L. Roy Papp & Associates to the Fund are comparable to the charges of others performing similar services. L. Roy Papp & Associates has agreed to make no charges for the provision of these services until January 1, 2000.

Independent Auditors
--------------------

     Arthur Andersen LLP, Two North Central, Suite 1000, Phoenix, Arizona 85004-2344, audits and reports on the Fund's annual financial statements, reviews certain regulatory reports and the Fund's tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Papp Focus Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of PAPP FOCUS FUND, INC. (a Maryland corporation), as of February 13, 1998. The statement of assets and liabilities is the responsibility of Papp Focus Fund, Inc. management. Our responsibility is to express and opinion on the statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement assets and liabilities. Our procedures included confirmation of cash held by the custodian of February 13, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the assets and liabilities of Papp Focus Fund, Inc. as of February 13, 1998, in conformity with generally accepted accounting principles.



/s/ Arthur Andersen, LLP

Phoenix, Arizona,
  February 13, 1998.

                             PAPP FOCUS FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               FEBRUARY 13, 1998



                                     ASSETS

CASH                                                         $100,000
                                                             --------
     Total assets                                            $100,000
                                                             ========

                                  LIABILITIES
     Total liabilities                                       $   -
                                                             ========

                                  NET ASSETS
NET ASSETS                                                   $100,000
                                                             --------
Shares outstanding                                             10,000

Net asset value, offering and redemption price per share     $  10.00
                                                             ========

                             PAPP FOCUS FUND, INC.

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                               FEBRUARY 13, 1998


(1)  THE FUND:

Papp Focus Fund, Inc. was organized as a Maryland corporation on December 17, 1997, and has been inactive since that date except for matters relating to its organization, its registration as an open-end investment company and the registration of its shares under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale of the outstanding shares to a partner of L. Roy Papp & Associates, the Fund's investment adviser. The Fund is authorized to issue 25,000,000 shares of capital stock ($.01 par value). All costs to organize the Fund have been paid by L. Roy Papp & Associates, the Fund's adviser, and will not be reimbursed by the Fund.

(2)  RELATED PARTIES:

L. Roy Papp & Associates will act as investment adviser to and manage the investment and reinvestment of the assets of the Fund. For these services, the Fund has agreed to pay an annual management fee of 1.00% of its average daily net assets as described in the Prospectus.

(3)  TAXES:

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

                                     Part C
                                     ------

                               Other Information
                               -----------------

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

     (1) Financial Statements included in Part B (there are none in part A):

         Independent auditor's report
         Statement of assets and liabilities, February 13, 1998

     (2) Financial statements included in Part C.

         None

(b)  Exhibits

            1.  Articles of Incorporation*
            2.  Bylaws*
            3.  None
            4.  None
            5.  Investment Advisory Agreement*
            6.  None
            7.  None
            8.  Custodian Agreement*
            9.  Transfer Agency Agreement*
           10.  Opinion and consent of Bell, Boyd & Lloyd
           10.1 Opinion and consent of Piper & Marbury L.L.P.
           11.  Consent of independent auditors
           12.  None
           13.  Initial Subscription Agreement*
           14.  None
           15.  None
           16.  None
           17.  Financial Data Schedule
           18.  None
           19.  New Account Purchase Application*



-----------------------------------------------------------------------------
           *Incorporated by reference to the exhibit of the same number filed with the initial registration statement on Form N-1A No. 333-43945, filed January 9, 1998.

Item 25.  Persons Controlled By or Under Common Control with Registrant

     The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the captions "Management of the Fund" and "Investment Adviser" and in the Additional Information Statement under the captions "Directors and Officers" and "Investment Adviser" is incorporated by reference.

Item 26.  Number of Holders of Securities


                                          Number of Record Holders
          Title of Series                 as of February 13, 1998
          ---------------                 ------------------------
          Papp Focus Fund, Inc.                     1
              common stock

Item 27.  Indemnification

     Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 9.01 of Article IX of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issuer.

Item 28.  Business and Other Connections of Investment Adviser

     The information in the prospectus under the captions "Management of the Fund" and "Investment Adviser" is incorporated by reference. Neither L. Roy Papp & Associates nor any of its partners has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its, his or her own account or in the capacity of director, officer, employee, partner or trustee.

Item 29.  Principal Underwriters

     None

Item 30.  Location of Accounts and Records

          Rosellen C. Papp, Treasurer
          Papp Focus Fund, Inc.
          4400 North 32nd Street, Suite 280
          Phoenix, AZ 85018

Item 31.  Management Services

          None

Item 32.  Undertakings

          The registrant undertakes to file a post-effective amendment containing financial statements, which need not be certified, within 60 days of the end of the four to six month period from the effective date of this registration statement.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Phoenix, Arizona on February 23, 1998.

                                       Papp Focus Fund, Inc.


                                       By: /s/ L. Roy Papp
                                          --------------------------
                                               L. Roy Papp, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                           Title                                          Date
         ---------                           -----                                          ----

/s/ L. Roy Papp                              Director and Chairman              )
---------------------------                  (principal executive and           )
L. Roy Papp                                  financial officer)                 )
                                                                                )
                                                                                )
/s/ Harry A. Papp                            Director and President             )
---------------------------                                                     )
Harry A. Papp                                                                   )
                                                                                )
                                                                                )
/s/ Robert L. Mueller                        Director, Vice President           )
---------------------------                  and Secretary                      )
Robert L. Mueller                                                               )
                                                                                )
                                                                                )     February 23, 1998
/s/ Bruce C. Williams                        Director and Vice President        )
---------------------------                                                     )
Bruce C. Williams                                                               )
                                                                                )
                                                                                )
/s/ Rosellen C. Papp                         Director, Vice President and       )
---------------------------                  Treasurer (principal accounting    )
Rosellen C. Papp                             officer)                           )
                                                                                )
                                                                                )
/s/ James K. Ballinger                       Director                           )
---------------------------                                                     )
James K. Ballinger                                                              )
                                                                                )
                                                                                )
/s/ Amy S. Clague                            Director                           )
---------------------------                                                     )
Amy S. Clague                                                                   )
                                                                                )
                                                                                )
/s/ Carolyn P. O'Malley                      Director                           )
---------------------------                                                     )
Carolyn P. O'Malley                                                             )

                              INDEX FOR EXHIBITS


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   EDGAR      N-1A ITEM 23
EXHIBIT NO.   EXHIBIT NO.       DESCRIPTION
-----------   -----------       -----------

EX-99.B1           1.            Articles of Incorporation*
EX-99.B2           2.            Bylaws*
EX-99.B3           3.            None
EX-99.B4           4.            None
EX-99.B5           5.            Investment Advisory Agreement*
EX-99.B6           6.            None
EX-99.B7           7.            None
EX-99.B8           8.            Custodian Agreement*
EX-99.B9           9.            Transfer Agency Agreement*
EX-99.B10          10.           Opinion and consent of Bell, Boyd & Lloyd
EX-99.B10.1        10.1          Opinion and consent of Piper & Marbury L.L.P.
EX-99.B11          11.           Consent of independent auditors
EX-99.B12          12.           None
EX-99.B13          13.           Initial Subscription Agreement*
EX-99.B14          14.           None
EX-99.B15          15.           None
EX-99.B16          16.           None
EX-99.B17          17.           Financial Data Schedule
EX-99.B18          18.           None
EX-99.B19          19.           New Account Purchase Application*
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   * Incorporated by reference to the exhibit of the same number filed with the initial registration statement on form N-1A, No. 333-43945, on January 9, 1998.